CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH

4. CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Cash	1,087,258	685,277
Restricted cash‑current	1,362,266	1,417,245
Restricted cash‑non current	16,010	1,353,376
Total cash and restricted cash shown in the consolidated statement of cash flows	2,465,534	3,455,898